Summary of Deposit Liabilities (Details) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 165,879
Notice	783,758
Term	410,456
Total deposits	1,360,093	$ 1,261,921
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	736,252
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	566,987
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	56,854
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	22,867
Notice	579,952
Term	62,461
Total deposits	665,280	633,498
Personal [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	314,419
Personal [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	350,861
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	10,810
Notice	214
Term	19,377
Total deposits	30,401	20,917
Bank Deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	19,129
Bank Deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	8,069
Bank Deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	3,203
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	132,202
Notice	203,592
Term	170,261
Total deposits	506,055	470,710
Business and government [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	353,337
Business and government [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	151,039
Business and government [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1,679
Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	165,879
Notice	783,758
Term	252,099
Total deposits	1,201,736	1,125,125
Personal Banks Business And Goverment [Member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	686,885
Personal Banks Business And Goverment [Member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	509,969
Personal Banks Business And Goverment [Member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	4,882
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term	18,604
Total deposits	18,604	22,891
Trading deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	12,366
Trading deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,553
Trading deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	3,685
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term	139,753
Total deposits	139,753	113,905
Deposits designated at fair value through profit or loss [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	37,001
Deposits designated at fair value through profit or loss [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	54,465
Deposits designated at fair value through profit or loss [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	48,287
Non interest bearing deposits [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	74,045	72,705
Non interest bearing deposits [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	87,659	82,756
Interest bearing deposits 1 [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	662,207	626,562
Interest bearing deposits 1 [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	528,211	479,890
Interest bearing deposits 1 [member] | US federal funds deposited [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 7,971	$ 8